Other current liabilities (Details) - Schedule of other current liabilities - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Schedule of other current liabilities [Abstract]
Customer deposits	$ 731
Other liabilities	528	138
Contingent consideration payable	1,947
Total other current liabilities	$ 3,206	$ 138